Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Accounts receivable	$ 21,657	$ 845,800	$ 845,800
Prepayments and other current assets	153,633	680,606	680,606
Inventories, net	473,216	3,019,804	3,019,804
Stockholders' Equity (Deficit):
Accumulated other comprehensive income	142,516	243,470
Accumulated deficit	(21,974,651)	(13,349,232)	(13,349,232)
Consolidated Statement of Operations and Comprehensive Income
Net Revenue	12,455,414	22,154,506	28,473,016
Cost of revenue	13,992,499	26,278,300	20,283,321
Net loss	(8,625,419)	(14,219,225)	115,111
Consolidated Statement of Cash Flows
Net loss	(8,625,419)	(14,219,225)	115,111
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable	(329,042)	(1,302,573)	971,831
Prepayments and other current assets	(516,018)	291,336	(18,197)
Inventories, net	(2,009,862)	(4,203,927)	2,658,359
Net cash used in operating activities	$ (5,626,618)	(2,173,742)	$ (2,674,936)
Balances Without Adoption [Member]
Assets:
Accounts receivable		765,098
Prepayments and other current assets		688,139
Inventories, net		3,111,334
Stockholders' Equity (Deficit):
Accumulated other comprehensive income		244,196
Accumulated deficit		(13,330,145)
Consolidated Statement of Operations and Comprehensive Income
Net Revenue		22,299,871
Cost of revenue		26,358,059
Net loss		(14,153,659)
Consolidated Statement of Cash Flows
Net loss		(14,153,659)
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable		1,140,682
Prepayments and other current assets		(274,810)
Inventories, net		4,283,686
Net cash used in operating activities		(2,173,742)
Effect of Change Higher [Member]
Assets:
Accounts receivable		80,702
Prepayments and other current assets		(7,533)
Inventories, net		(91,530)
Stockholders' Equity (Deficit):
Accumulated other comprehensive income		(726)
Accumulated deficit		19,087
Consolidated Statement of Operations and Comprehensive Income
Net Revenue		(145,365)
Cost of revenue		(79,759)
Net loss		(65,606)
Consolidated Statement of Cash Flows
Net loss		(65,606)
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable		161,891
Prepayments and other current assets		(16,526)
Inventories, net		(79,759)
Net cash used in operating activities